Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Business Operations
Description of Business

Note 1:    Description of Business

Redwood Intermediate, LLC, a Delaware limited liability company, and subsidiaries (“Redbox” or the “Company”), operates self-serve kiosks in the United States where consumers can rent or purchase movies. As of September 30, 2021, the Company operated a network of approximately 40,000 self-service kiosks, in approximately 33,000 locations primarily at leading grocery stores, mass retailers, drug stores, dollar retailers, and convenience stores in every U.S. state and Puerto Rico (collectively the United States).

Redbox is an established brand and leading provider in the home entertainment market in the United States. The Company is focused on providing its customers with the best value in entertainment and the most choice in how they consume it, through physical media and/or digital services. Redbox is undergoing a significant business expansion and digital transformation. The Company has transitioned from a pure-play DVD rental company to a multi- faceted entertainment company that provides tremendous value and choice by offering DVD rentals as well as multiple digital products across a variety of content windows including transactional (TVOD), ad-supported (AVOD), subscription (SVOD), and being a distributor of feature films with a growing library of original content. Redbox currently conducts its business through two operating segments: (1) Legacy Business and (2) Digital Business.

For the Legacy Business, the Company operates a nationwide network of approximately 40,000 self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM (“movies”). The Company also generates service revenue by providing installation, merchandising and break-fix services to other kiosk businesses. Finally, the Company also produces, acquires, and distributes movies exclusively through its film distribution label, Redbox Entertainment, LLC, providing rights to talent-led films that are distributed across Redbox services as well as through third party digital services. For its Digital Business, the Company provides both transactional and ad-supported digital streaming services, which include 1) Redbox On Demand, a transactional service which provides digital rental or purchase of new release and catalog movies and TV content, 2) Redbox Free On Demand, an ad-supported service providing free movies and TV shows on demand, and 3) Redbox Free Live TV, a free, ad-supported television service giving access to over 100 linear channels.

The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. (“New Outerwall”), a Delaware corporation, which is a direct, wholly owned subsidiary of Aspen Parent, Inc. (“Aspen”), a Delaware corporation. On September 27, 2016, Outerwall, Inc. (“Old Outerwall”) was acquired by an entity controlled by funds affiliated with or controlled by Apollo Global Management, LLC and its subsidiaries (“Apollo” or the “Sponsor”) (the “Apollo Acquisition”). In addition to its interest in Redbox, New Outerwall has interest in one other business under the brand name of Coinstar.

On May 16, 2021, the Company became a party to a Business Combination Agreement with Seaport Global Acquisition Corp. (a publicly traded special purpose acquisition company ("Seaport")).

The Business Combination closed on October 22, 2021. The Business Combination is accounted for as a reverse recapitalization in accordance with US GAAP. Under the guidance in ASC 805, Business Combinations, Seaport is treated as the "acquired" company for financial reporting purposes. This determination was primarily based on the existing controlling equity holder of Redbox having 72.2% of the voting power of the combined company (and one of its affiliates having an additional 3.9% of the voting power of the combined company) and the operations of Redbox and its subsidiaries constituting the only ongoing operations of the combined company. The result of the transaction transformed the Company into a publicly traded entity on Nasdaq under the ticker symbol "RDBX".

For an update on the Business Combination Agreement with Seaport, see Note 14: Subsequent Events.

Note 1:   Description of Business

Redwood Intermediate, LLC, a Delaware limited liability company, and subsidiaries (“Redbox” or the “Company”), operates self-serve kiosks in the United States where consumers can rent or purchase movies. As of December 31, 2020, the Company operated a network of over 40,000 self-service kiosks, in approximately 34,000 locations primarily at leading grocery stores, mass retailers, drug stores, dollar retailers, and convenience stores in every U.S. state and Puerto Rico (collectively the United States).

Redbox is an established brand and leading provider in the home video rental market in the United States. The Company is focused on providing its customers with the best value in entertainment and the most choice in how they consume it, through physical media and/or digital services. For its Legacy Business, the Company operates a nationwide network of approximately 40,000 self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM (“movies”). The Company also generates service revenue by providing installation, merchandising and break-fix services to other kiosk businesses. Finally, the Company also produces, acquires, and distributes movies exclusively through its film distribution label, Redbox Entertainment LLC, providing rights to talent-led films that are distributed across Redbox services as well as through third party digital services. For its Digital Business, the Company provides both transactional and ad-supported digital streaming services, which include 1) Redbox On Demand, a transactional service which provides digital rental or purchase of new release and catalog movies and TV content, 2) Redbox Free On Demand, an ad-supported service providing free movies and TV shows on demand, and 3) Redbox Free Live TV, a free, ad-supported television service giving access to 95+ linear channels.

Redbox is undergoing a significant business expansion and digital transformation. The Company has transitioned from a pure-play DVD rental company to a multi-faceted entertainment company that provides tremendous value and choice by offering DVD rentals as well as multiple digital products across a variety of content windows including transactional (TVOD), ad-supported (AVOD), subscription (SVOD), and being a distributor of feature films with a growing library of original content.

Redbox currently conducts its business through two operating segments: (1) Legacy Business and (2) Digital Business.

The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. (“New Outerwall”), a Delaware corporation, which is a direct, wholly owned subsidiary of Aspen Parent, Inc. (“Aspen”), a Delaware corporation. On September 27, 2016, Outerwall, Inc. (“Old Outerwall”) was acquired by an entity controlled by funds affiliated with or controlled by Apollo Global Management, LLC and its subsidiaries (“Apollo” or the “Sponsor”) (the “Apollo Acquisition”). In addition to its interest in Redbox, New Outerwall has interest in one other business under the brand name of Coinstar.

Up until December 2019, the Company also offered video games for rent or purchase through its kiosks. In December 2019, the Company withdrew from the video games business, which represented a very small percentage of its overall business. The Company believes that exiting the video games business allows it to generate more value at the kiosk by making more kiosk slots available for movies its customer seek, which drive the vast majority of its revenue and profitability. The last rental window for video games content expired prior to December 31, 2019. All purchasing, marketing, and distribution operations were discontinued by December 31, 2019. The Company completed final liquidation of its used video game inventory in April 2020, which were not material to the Company’s results of operations.